UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21579

        Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Opportunity Fund (JRO) October 31, 2005

		Weighted Average Coupon
Principal Amount (000)			Stated Maturity*
				Ratings**

	Description(1)			Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 132.2% (83.0% of total investments)
	Aerospace & Defense - 2.4% (1.5% of total investments)
$9,500	K & F Industries, Inc., Term Loan B	6.376%	11/18/12	B2	B+	$9,612,813

	Airlines - 2.4% (1.5% of total investments)
9,289	United Air Lines, Inc., DIP Term Loan (Tranche B) (a)	7.960%	3/31/06	N/R	N/R	9,402,021

	Auto Components - 3.3% (2.1% of total investments)
3,125	Accuride Corporation, Term Loan	6.177%	1/31/10	B1	B+	3,148,761
5,489	Federal-Mogul Corporation, Revolver (a) (c)	5.830%	2/05/05	N/R	N/R	4,882,637
4,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.060%	4/30/10	B2	B+	4,039,582
1,000	Goodyear Tire & Rubber Company, Term Loan	3.764%	4/30/10	B2	BB	1,008,929

						13,079,909

	Beverages - 1.3% (0.8% of total investments)
5,213	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	6.158%	12/19/10	N/R	N/R	5,293,657

	Building Products - 4.0% (2.5% of total investments)
9,900	Nortek, Inc., Term Loan B	5.915%	8/27/11	B2	B	10,016,325
2,982	Stile Acquisition Corporation, Canadian Term Loan	5.666%	3/21/13	B2	BB-	2,974,833
2,988	Stile Acquisition Corporation, Term Loan B	6.203%	5/13/11	B2	BB-	2,979,901

						15,971,059

	Chemicals - 5.1% (3.2% of total investments)
4,428	Celanese Holdings LLC, Term Loan C	6.313%	4/06/11	B1	B+	4,497,569
1,383	Headwaters Incorporated, Term Loan B	6.430%	4/30/11	B1	B+	1,400,355
6,131	Huntsman International LLC, Term Loan	5.720%	8/16/12	Ba3	BB-	6,170,624
7,960	Rockwood Specialties Group, Inc., Tranche D	6.466%	7/30/12	B1	B+	8,096,809

						20,165,357

	Commercial Services & Supplies - 4.4% (2.7% of total investments)
3,371	Allied Waste North America, Inc., Letter of Credit	6.030%	3/21/12	B1	BB	3,393,592
8,922	Allied Waste North America, Inc., Term Loan B	6.038%	3/12/21	B1	BB	8,981,255
4,945	National Equipment Services, Inc., Term Loan	9.710%	8/17/10	B3	B	5,065,457

						17,440,304

	Communications Equipment - 1.7% (1.1% of total investments)
2,000	Hughes Network Systems Inc., Term Loan B	7.875%	4/22/12	B1	B	2,007,500
1,000	IPC Acquisition Corporation, First Lien Term Loan	6.831%	7/30/11	B2	B+	1,005,833
4,000	IPC Acquisition Corporation, Second Lien Term Loan	11.110%	7/30/12	B3	B+	3,940,000

						6,953,333

	Containers & Packaging - 5.6% (3.5% of total investments)
12,903	Graham Packaging Company, L.P., Term Loan B	6.555%	10/07/11	B2	B	13,079,916
2,000	Graham Packaging Company, L.P., Term Loan C	8.250%	3/15/12	B2	CCC+	2,040,000
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	619,142
4,849	Smurfit-Stone Container Corporation, Term Loan B	5.722%	11/01/11	Ba3	BB-	4,910,953
1,492	Smurfit-Stone Container Corporation, Term Loan C	5.875%	11/01/11	Ba3	BB-	1,511,063

						22,161,074

	Diversified Consumer Services - 1.2% (0.7% of total investments)
4,596	Alderwoods Group, Inc., Term Loan B-2	5.840%	9/29/08	B1	BB-	4,663,455

	Diversified Telecommunication Services - 4.1% (2.6% of total investments)
1,500	Fairpoint Communications, Inc., Term Loan	5.813%	2/15/12	B1	BB-	1,517,063
1,985	Intelsat, Ltd., Term Loan B	5.813%	7/06/11	B1	B	2,005,678
8,500	Iowa Telecommunications Services, Inc., Term Loan B	5.710%	11/23/11	Ba3	BB-	8,596,955
3,200	Qwest Corporation, Term Loan A	8.530%	6/30/07	Ba3	BB	3,304,666
967	Valor Telecommunications Enterprises, LLC, Term Loan	5.797%	2/14/12	Ba3	BB-	979,786

						16,404,148

	Electric Utilities - 5.9% (3.7% of total investments)
6,541	Allegheny Energy Supply Company, LLC, Term Loan C	5.788%	3/08/11	Ba2	BB	6,619,990
4,447	Calpine Construction Finance Company, L.P., Term Loan B	9.860%	8/31/09	N/R	B	4,699,932
1,990	Murray Energy Corporation, Term Loan C	11.250%	1/28/11	N/R	N/R	2,099,450
2,908	Texas Genco LLC, Delayed Draw Term Loan	5.877%	12/14/11	Ba2	BB	2,923,004
7,024	Texas Genco LLC, Term Loan	5.880%	12/14/11	Ba2	BB	7,058,965

						23,401,341

	Food & Staples Retailing - 1.8% (1.1% of total investments)
6,920	The Jean Coutu Group Inc., Term Loan B	6.500%	7/30/11	B1	BB-	7,006,011

	Food Products - 1.7% (1.1% of total investments)
6,500	Dole Holding Company, LLC, Term Loan	9.438%	7/22/10	B3	BB	6,703,125

	Healthcare Equipment & Supplies - 2.2% (1.4% of total investments)
5,970	Cooper Companies, Inc., Term Loan B	5.500%	10/20/11	Ba3	BB	6,014,775
2,599	Kinetic Concepts, Inc., Term Loan B-2	5.780%	8/11/10	Ba3	BB	2,630,358

						8,645,133

	Healthcare Providers & Services - 8.7% (5.5% of total investments)
7,257	Community Health Systems, Inc., Term Loan	5.610%	8/19/11	N/R	BB-	7,357,452
5,824	Davita Inc., Term Loan B	6.379%	7/01/12	B1	BB-	5,916,543
5,431	IASIS Healthcare LLC, Term Loan B	6.304%	6/22/11	B1	B+	5,512,154
1,079	Lifepoint Hospitals Holdings, Inc., Term Loan B	5.435%	9/30/11	Ba3	BB	1,086,916
14,895	Vanguard Health Holding Company I, LLC, Term Loan	6.211%	9/23/11	B2	B	15,109,116

						34,982,181

	Hotels, Restaurants & Leisure - 6.7% (4.2% of total investments)
3,000	24 Hour Fitness Worldwide, Inc., Term Loan B	6.780%	6/08/12	B2	B	3,050,625
9,988	OpBiz, LLC, Term Loan A	5.305%	8/31/10	B3	B-	9,992,395
12	OpBiz, LLC, Term Loan B (PIK)	8.055%	8/31/10	B3	B-	12,424
2,000	Penn National Gaming Inc., Term Loan B	6.082%	5/26/12	Ba3	BB-	2,027,501
4,000	Resorts International, Term Loan C	9.774%	3/22/13	B3	CCC+	3,966,250
1,282	Venetian Casino Resort, LLC, Delayed Draw Term Loan	5.770%	6/15/11	B1	BB-	1,294,171
6,218	Venetian Casino Resort, LLC, Term Loan	5.770%	6/15/11	B1	BB-	6,276,730

						26,620,096

	Household Durables - 3.8% (2.4% of total investments)
8,408	Jarden Corporation, Term Loan	6.020%	1/24/12	B1	B+	8,482,56
6,716	Sealy Mattress Company, Term Loan D	5.731%	4/06/12	B1	B+	6,785,744

						15,268,309

	Household Products - 2.5% (1.6% of total investments)
9,875	Prestige Brands, Inc., Term Loan B	6.316%	4/06/11	B1	B+	10,010,464

	Insurance - 1.3% (0.8% of total investments)
5,087	Conseco, Inc., Term Loan	5.970%	6/22/10	B2	BB-	5,154,020

	IT Services - 6.5% (4.1% of total investments)
15,885	Fidelity National, Term Loan B	5.685%	3/09/13	Ba3	BB	15,958,047
9,975	SunGard Data Systems Inc., Term Loan B	6.280%	1/25/13	B1	B+	10,074,181

						26,032,228

	Machinery - 1.2% (0.7% of total investments)
4,672	Dresser-Rand Group Inc., Term Loan	6.047%	10/10/10	B1	B+	4,751,234

	Media - 25.4% (16.0% of total investments)
10,945	Alliance Atlantis Communications Inc., Term Loan	5.831%	12/20/11	Ba2	BB	11,044,189
2,500	American Lawyer Media, Second Lien Term Loan	9.770%	2/24/11	Caa1	CCC	2,500,000
7,500	Century Cable Holdings, LLC, Discretionary Term Loan (a)	8.750%	12/31/09	N/R	N/R	7,435,313
9,000	Century Cable Holdings, LLC, Revolver (a)	7.750%	10/25/10	N/R	N/R	8,853,750
11,985	Charter Communications Operating, LLC, Term Loan A	7.250%	4/27/10	B2	B	11,983,104
1,977	Charter Communications Operating, LLC, Term Loan B	7.500%	4/07/11	B2	B	1,984,989
2,000	F&W Publications, Second Lien Term Loan	10.400%	8/17/10	N/R	N/R	1,710,000
2,000	HIT Entertainment, Second Lien Term Loan	9.360%	2/24/13	B1	B	2,016,667
4,000	HIT Entertainment, Term Loan B	6.110%	8/24/12	B1	B	4,015,000
6,848	Loews Cineplex Entertainment Corporation, Term Loan B	6.171%	6/30/11	B1	B	6,892,956
5,000	Metro-Goldwyn-Mayer Studios, Inc, Term Loan B	6.270%	4/12/12	N/R	N/R	5,048,438
10,917	Panamsat Corporation, Term Loan B-1	6.107%	8/20/11	Ba3	BB+	11,070,691
8,676	R.H. Donnelley Inc., Tranche D	5.696%	6/30/11	Ba3	BB	8,742,702
4,975	Rainbow Media Holdings LLC, Term Loan	6.438%	3/31/12	B1	BB+	5,026,305
3,950	Regal Cinemas Corporation, Term Loan	6.020%	11/10/10	Ba3	BB-	3,995,853
4,000	UPC Financing Partnership, Term Loan H2	6.804%	9/30/12	B1	B	4,038,958
4,926	WMG Acquisition Corp., Term Loan	5.847%	2/27/11	B1	B+	4,981,796

						101,340,711

	Metals & Mining - 3.0% (1.9% of total investments)
6,704	Amsted Industries Incorporated, Term Loan B	6.623%	10/15/10	B1	BB-	6,799,319
5,000	Trout Coal Holdings, LLC, Second Lien Term Loan	10.00%	3/14/12	N/R	N/R	5,043,750

						11,843,069

	Multi-Utilities - 2.3% (1.4% of total investments)
875	NRG Energy, Inc., Credit-Linked Deposit	3.920%	12/24/11	Ba3	BB	881,198
1,117	NRG Energy, Inc., Term Loan	5.895%	12/20/11	Ba3	BB	1,124,471
6,948	Reliant Energy, Inc., Term Loan	6.112%	4/30/10	B1	B+	6,977,895

						8,983,564

	Oil, Gas & Consumable Fuels - 4.8% (3.0% of total investments)
800	Coffeyville Resources LLC, Letter of Credit	6.563%	6/24/12	B1	BB-	814,000
1,197	Coffeyville Resources LLC, Term Loan B	6.566%	6/24/12	B1	BB-	1,217,948
5,625	El Paso Corporation, Deposit-Funded Commitment	3.764%	11/23/09	B3	B	5,666,797
9,225	El Paso Corporation, Term Loan	6.813%	11/23/09	B3	B	9,305,078
2,000	Regency Gas Services LLC, Term Loan C	10.090%	12/01/10	B3	B-	2,020,000

						19,023,823

	Paper & Forest Products - 1.3% (0.8% of total investments)
4,112	Boise Cascade Holdings, LLC, Term Loan D	5.790%	3/29/11	Ba3	BB	4,174,304
1,000	White Birch Paper Company, Second Lien Term Loan	10.909%	3/31/13	B3	B-	1,017,500

						5,191,804

	Pharmaceuticals - 0.8% (0.4% of total investments)
2,985	Talecris Biotherapeutics Inc., Term Loan B	7.090%	3/31/10	N/R	N/R	2,992,463

	Real Estate - 9.7% (6.2% of total investments)
940	Crescent Real Estate Funding XII, L.P., Term Loan	6.110%	3/20/06	N/R	N/R	945,984
15,087	General Growth Properties, Inc., Term Loan B	6.090%	11/12/08	Ba2	BB+	15,271,590
5,000	LNR Property Corp., Term Loan A	8.227%	2/03/08	B2	B+	5,021,875
12,740	LNR Property Corp., Term Loan	6.731%	2/03/08	B2	B+	12,843,119
3,000	Promontory Club, Second Lien Term Loan	10.581%	7/28/11	N/R	N/R	3,030,000
2,000	Promontory Club, Term Loan B	6.831%	7/28/10	N/R	N/R	2,005,000
						39,117,568

	Software - 1.1% (0.7% of total investments)
4,388	Corel Corporation, First Lien Term Loan	8.113%	1/27/10	N/R	N/R	4,409,438

	Textiles, Apparel & Luxury Goods - 3.5% (2.2% of total investments)
13,775	Jostens IH Corp., Term Loan C	5.943%	7/29/10	B1	B+	14,005,304

	Trading Companies & Distributors - 2.5% (1.6% of total investments)
6,970	Ashtead Group Public Limited Company, Term Loan	6.063%	11/12/09	N/R	BB	7,045,506
3,000	Penhall, Term Loan (b)	TBD	TBD	N/R	N/R	3,015,000

						10,060,506

	Total Variable Rate Senior Loan Interests (cost $523,512,104)					526,689,522

Principal Amount (000)			Stated Maturity
				Ratings**

	Description(1)	Coupon		Moody's	S&P	Value

	CORPORATE BONDS - 26.5% (16.6% of total investments)
	Diversified Telecommunication Services - 3.9% (2.5% of total investments)
$5,000	Intelsat, Ltd., Floating Rate Note, 4.875% plus six-month LIBOR, 144A	9.341%	1/15/12	B2	B+	5,087,500
10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR, 144A	7.510%	6/15/13	Ba3	BB-	10,600,000

						15,687,500

	Food & Staples Retailing - 2.5% (1.6% of total investments)
10,000	Stater Brothers Holdings, Floating Rate Note, 3.500% plus three-month LIBOR	7.760%	6/15/10	B1	BB-	9,850,000

	Hotels, Restaurants & Leisure - 6.7% (4.2% of total investments)
2,750	Harrahs Entertainment	7.875%	12/15/05	Ba1	BB+	2,767,188
8,315	MGM Grand	7.250%	10/15/06	Ba1	BB+	8,460,513
3,785	MGM Mirage	9.750%	6/01/07	Ba2	BB-	3,993,175
6,765	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	6,798,825
4,440	Park Place Entertainment	8.500%	11/15/06	Ba1	BB+	4,585,805

						26,605,506

	Machinery - 3.4% (2.1% of total investments)
13,167	Navistar International, Series B	9.375%	6/01/06	Ba3	BB-	13,463,258

	Media - 6.2% (3.9% of total investments)
18,000	Cablevision Systems Corp., Floating Rate Note, 4.500% plus six-month LIBOR	8.966%	4/01/09	B3	B+	18,495,000
6,000	Emmis Operating Company, Floating Rate Note, 5.875% plus three-month LIBOR, 144A	10.135%	6/15/12	B3	B-	6,045,000

						24,540,000

	Oil, Gas & Consumable Fuels - 3.0% (1.9% of total investments)
11,620	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	12,142,900

	Trading Companies & Distributors - 0.8% (0.4% of total investments)
3,000	Neff Rental	11.250%	6/15/12	Caa1	B-	3,142,500

	Total Corporate Bonds (cost $105,934,137)					105,431,664

Shares (000)	Description(1)					Value

	WARRANTS - 0.1% (0.0% of total investments)
	Multi-Utilities - 0.1% (0.0% of total investments)
26	Reliant Energy, Inc.					212,340

	Total Warrants (cost $184,678)					212,340

Principal
Amount (000)	Description(1)					Value

	REPURCHASE AGREEMENTS - 0.7% (0.4% of total investments)
	State Street Bank, 3.730%, dated 10/31/05, due 11/01/05, repurchase price $2,789,525
$2,789	collateralized by $2,050,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $2,846,659					2,789,236

	Total Repurchase Agreements (cost $2,789,236)					2,789,236

	Total Investments (cost $632,420,155) - 159.5%					635,122,762

	Other Assets Less Liabilities - 0.8%					3,071,486

	Preferred Shares, at Liquidation Value (60.3)%					(240,000,000)

	Net Assets Applicable to Common Shares - 100%					$398,194,248

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)		Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
*		Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated
maturities shown.
**		Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(a)		At or subsequent to October 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.
(b)		Investment purchased on a when-issued or delayed delivery basis.
(c)		Position represents an unfunded loan commitment outstanding at October 31, 2005 The fund had unfunded loan commitments of 258,288 at October 31, 2005
144	A	Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD		Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
(PIK)		In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.
N/R		Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.

At October 31, 2005, the cost of investments was $635,017,203

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,570,329
Depreciation	(4,464,770)

Net unrealized appreciation of investments	$105,559

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.